Concentrations	12 Months Ended
Mar. 31, 2025
HCYC Group Company Limited [Member]
Concentrations

NOTE 9 — CONCENTRATIONS

For the year ended March 31, 2025, two partnered insurance providers accounted for approximately 51.2% and 40.0% of the Company’s total revenue and one partnered insurance provider accounted for approximately 92.0% of the total accounts receivable balance as of March 31, 2025. For the year ended March 31, 2024, two partnered insurance providers accounted for approximately 69.9% and 21.8% of the Company’s total revenue and two partnered insurance providers accounted for approximately 63.8% and 35.7% of the total accounts receivable balance as of March 31, 2024.

For the year ended March 31, 2025, five vendors, i.e. insurance intermediaries, accounted for approximately 26.2%, 22.2%, 16.3%, 15.4% and 12.4% of the total purchases, and two vendors accounted for 72.0% and 18.0% of the total accounts payables as of March 31, 2025. For the year ended March 31, 2024, three venders accounted for approximately 38.6%, 37.6% and 15.3% of the total purchases, and three vendors accounted for 47.6%, 31.1% and 15.4% of the total accounts payables as of March 31, 2024.

All of the Company’s cash is maintained with licensed banks within Hong Kong and Cayman Islands. Balances at licensed banks within Hong Kong are covered by the Deposit Protection Scheme up to HKD 500,000 (approximately $64,268 as of March 31, 2025) per depositor. Any balance over HKD 500,000 per depositor in Hong Kong will not be covered. As of March 31, 2025, cash balances held in banks in Hong Kong were HKD3,997,878 (approximately $513,873), of which, HKD3,497,878 (approximately $449,604) was not covered by the Deposit Protection Scheme. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts.

Currently, the Company’s operations are carried out in Hong Kong. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in Hong Kong, and by the general state of China’s economy. The Company’s operations in Hong Kong are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.